GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
Goodwill
The changes in Goodwill were as follows:

In millions of dollars
Balance at December 31, 2012	$25,673
Foreign currency translation	(577)
Divestitures, purchase accounting adjustments and other(1)	(25)
Sale of Brazil Credicard	(62)
Balance at December 31, 2013	$25,009
Foreign currency translation and other	$(1,214)
Divestitures and purchase accounting adjustments(1)	(203)
Balance at December 31, 2014	$23,592
Foreign currency translation and other	$(1,000)
Impairment of goodwill	(31)
Divestitures(2)	(212)
Balance at December 31, 2015	$22,349

The changes in Goodwill by segment were as follows:

In millions of dollars	Global Consumer Banking	Institutional Clients Group	Citi Holdings	Total
Balance at December 31, 2013	$13,985	$10,868	$156	$25,009
Foreign currency translation and other	(505)	(711)	2	$(1,214)
Divestitures and purchase accounting adjustments(1)	(86)	(1)	(116)	(203)
Intersegment transfers in/(out) (3)	(177)	—	177	$—
Balance at December 31, 2014	$13,217	$10,156	$219	$23,592
Foreign currency translation and other	(355)	(644)	(1)	(1,000)
Impairment of goodwill	—	—	(31)	(31)
Divestitures(2)	(24)	(1)	(187)	(212)
Intersegment transfers in (out)(4)	(106)	34	72	—
Balance at December 31, 2015	$12,732	$9,545	$72	$22,349

(1)	Primarily related to the sales of the Spain consumer operations and the Japan retail banking business. See Note 2 to the Consolidated Financial Statements.

(2)
Primarily related to the sales of the Latin America Retirement Services and Japan cards businesses completed during the year, and agreements to sell certain businesses in Citi Holdings as of December 31, 2015. See Note 2 to the Consolidated Financial Statements.

(3)	Goodwill allocation associated with the transfers of certain GCB businesses to Citi Holdings effective January 1, 2015.

(4)	Goodwill allocation associated with the transfers of GCB businesses to ICG and Citi Holdings effective January 1, 2016. See Note 3 to the Consolidated Financial Statements.

Goodwill impairment testing is performed at the level below each business segment (referred to as a reporting unit). The Company performed its annual goodwill impairment test as of July 1, 2015 resulting in no impairment for any of the reporting units. The reporting unit structure in 2015 was the same as the reporting unit structure in 2014, except for the effect of the January 1, 2015 and January 1, 2016 reorganization noted below and the sales involving the Citi Holdings—Cards, Latin America Retirement Services, and Citi Holdings—Consumer Japan reporting units during the third quarter of 2014 and second and fourth quarter of 2015, respectively.
Furthermore, interim goodwill impairment tests were performed during the year, which resulted in $31 million of total goodwill impairment recorded in Operating expenses, as discussed below. No goodwill was deemed impaired in 2014 and 2013.
Effective January 1, 2015, certain consumer banking and institutional businesses were transferred to Citi Holdings and aggregated to form five new reporting units: Citi Holdings—Consumer EMEA, Citi Holdings—Consumer Latin America, Citi Holdings—Consumer Japan, Citi Holdings—Consumer Finance South Korea, and Citi Holdings—ICG. Goodwill balances associated with the transfers were allocated to each of the component businesses based on their relative fair values to the legacy reporting units. An interim goodwill impairment test was performed as of January 1, 2015 under the legacy and new reporting structures, which resulted in full impairment of the new Citi Holdings—Consumer Finance South Korea reporting unit's $16 million of goodwill. Additionally, during the third quarter of 2015, Citi signed definitive agreements to sell most of its businesses reported in Citi Holdings—Consumer Latin America and allocated $55 million of goodwill to these disposals, which are classified as held-for-sale. This resulted in full impairment of the remaining $15 million of goodwill within the Citi Holdings—Consumer Latin America reporting unit.
During the first quarter of 2016, Citigroup announced its intention to exit its consumer businesses in Argentina, Brazil and Colombia. These businesses, which previously had been reported as part of Latin America GCB, are reported as part of Citi Holdings—Consumer Latin America beginning the first quarter of 2016. In addition, the other component businesses of Latin America GCB, except the Mexico consumer business, were either transferred to the ICG reporting units (Banking and Markets) or North America GCB reporting unit (International Personal Banking). Furthermore, the remaining businesses in EMEA GCB, except for the commercial business which was transferred to the ICG—Banking reporting unit, are reported under Asia GCB.
Goodwill balances associated with the transfers were allocated to each of the component businesses based on their relative fair values to the legacy reporting units. An interim goodwill impairment test was performed as of January 1, 2016 for the impacted reporting units resulting in no impairment under the legacy and current reporting unit structures. There were no other triggering events during the first quarter of 2016.
The fair values of the Company’s reporting units substantially exceeded their carrying values and did not indicate a risk of impairment based on current valuations.
The following table shows reporting units with goodwill balances under the new reporting unit structures effective January 1, 2016, as if they were already in existence at December 31, 2015. The fair value as a percentage of book value is based on the most recent impairment test.

In millions of dollars
Reporting unit(1)(2)	Fair value as a % of allocated book value	Goodwill
North America Global Consumer Banking	182%	$6,751
Asia Global Consumer Banking (3)	237	4,775
Latin America Global Consumer Banking (4)	154	1,206
Banking	237	3,083
Markets and Securities Services	145	6,462
Citi Holdings—Consumer Latin America	222	72
Total		$22,349

(1)	Citi Holdings—Other and Citi Holdings—ICG are excluded from the table as there is no goodwill allocated to them.

(2)
Citi Holdings—Consumer EMEA, Citi Holdings — Consumer Latin America, and Citi Holdings—Consumer Finance South Korea are excluded from the table as the allocated goodwill was either impaired or classified as held-for-sale as of December 31, 2015.

(3)	Asia Global Consumer Banking includes the consumer businesses in UK, Russia, Poland, UAE and Bahrain.

(4)	Latin America Global Consumer Banking contains only the consumer business in Mexico.

Intangible Assets
The components of intangible assets were as follows:

	December 31, 2015			December 31, 2014
In millions of dollars	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Purchased credit card relationships	$7,606	$6,520	$1,086	$7,626	$6,294	$1,332
Core deposit intangibles	1,050	969	81	1,153	1,021	132
Other customer relationships	471	252	219	579	331	248
Present value of future profits	37	31	6	233	154	79
Indefinite-lived intangible assets	234	—	234	290	—	290
Other(1)	4,709	2,614	2,095	5,217	2,732	2,485
Intangible assets (excluding MSRs)	$14,107	$10,386	$3,721	$15,098	$10,532	$4,566
Mortgage servicing rights (MSRs)(2)	1,781	—	1,781	1,845	—	1,845
Total intangible assets	$15,888	$10,386	$5,502	$16,943	$10,532	$6,411

(1)	Includes contract-related intangible assets.

(2)	For additional information on Citi’s MSRs, including the rollforward from 2014 to 2015, see Note 22 to the Consolidated Financial Statements.
Intangible assets amortization expense was $625 million, $756 million and $808 million for 2015, 2014 and 2013, respectively. Intangible assets amortization expense is estimated to be $528 million in 2016, $840 million in 2017, $348 million in 2018, $334 million in 2019 and $141 million in 2020.

The changes in intangible assets during the twelve months ended December 31, 2015 were as follows:

	Net carrying amount at					Net carrying amount at
In millions of dollars	December 31, 2014	Acquisitions/ divestitures	Amortization	Impairments	FX translation and other	December 31, 2015
Purchased credit card relationships	$1,332	$—	$(261)	$—	$15	$1,086
Core deposit intangibles	132	—	(41)	—	(10)	81
Other customer relationships	248	—	(24)	—	(5)	219
Present value of future profits	79	(68)	(4)	—	(1)	6
Indefinite-lived intangible assets	290	—	—	(17)	(39)	234
Other	2,485	(108)	(295)	(5)	18	2,095
Intangible assets (excluding MSRs)	$4,566	$(176)	$(625)	$(22)	$(22)	$3,721
Mortgage servicing rights (MSRs)(1)	1,845					1,781
Total intangible assets	$6,411					$5,502

(1)	For additional information on Citi’s MSRs, including the rollforward from 2014 to 2015, see Note 22 to the Consolidated Financial Statements.